Cover	Sep. 21, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Sep. 21, 2026
Entity File Number	001-15913
Entity Registrant Name	AETERNUM HEALTH, INC.
Entity Central Index Key	0000764630
Entity Tax Identification Number	06-1120072
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	601 Pennsylvania Avenue
Entity Address, Address Line Two	South Building
Entity Address, Address Line Three	Suite 900
Entity Address, City or Town	Washington
Entity Address, State or Province	DC
Entity Address, Postal Zip Code	20004
City Area Code	(202)
Local Phone Number	580-6500
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $.01
Trading Symbol	AETN
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	true